Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives are as follows, taking into account the assets’ estimated residual value:
Classification	Estimated useful lives
Furniture and office equipment	2-3 years
Computer equipment	2-3 years
Transportation equipment	5 years
Buildings and improvements	5-20 years
Software	3 years
Estimated useful lives are as follows, taking into account the assets’ estimated residual value:
Classification	Estimated useful life
Furniture and office equipment	3-5 years
Computer equipment	2-3 years
Transportation equipment	5 years
Buildings and improvements	5-20 years
Software	3 years

Schedule of Revenue	The Company’s revenue is reported on a gross basis since the Company is primarily obligated in the transaction, is subject to inventory and credit risk. The revenue is as follows:
	Six Months Ended June 30,
	2024	2023

Hardware	$747,378	$1,313,059
CIS Software	822,444	775,201
Tax devices and service	263,768	859,855
Total Revenues	$1,833,590	$2,948,115

Revenue was comprised of the following.
	Years Ended December 31,
	2023	2022	2021
Revenues
Hardware	$2,428,592	$2,504,426	$2,434,694
Tax devices and service	1,376,323	1,803,650	1,970,363
Software	758,816	2,120,532	2,056,106
Total revenues	$4,563,731	$6,428,608	$6,461,163

Schedule of Exchange Rates	The exchange rates as of June 30, 2024 (unaudited) and December 31, 2023 and for the six months ended June 30, 2024 and 2023 (unaudited) are as follows:
	June 30,	December 31,	Six months Ended June 30,
	2024	2023	2024	2023
Foreign currency	Balance Sheet	Balance Sheet	Profits/Loss	Profits/Loss
RMB:1USD	7.2674	7.0971	7.2071	6.9237

The exchange rates as of December 31, 2023 and 2022 and for the year ended December 31, 2023 and 2022 are as follows:
	December 31,		Years Ended December 31,
	2023	2022	2023	2022
Foreign currency	Balance Sheet	Balance Sheet	Profits/Loss	Profits/Loss
RMB:1USD	7.0971	6.9091	7.0732	6.7285